Accrued liabilities	9 Months Ended
Jan. 31, 2012
Notes to Financial Statements
Note 6 - Accrued liabilities

As of January 31, 2012 and April 30, 2011, accrued  liabilities  consisted of the following:

Accrued Liabilities	January 31, 2012	April 30, 2011
Interest- related party	13,000	10,000
Interest - notes payable	-	683
Payroll and taxes	349,359	256,490
Warranty liabilities	13,072	28,821
Total accrued liabilities	$375,431	$295,994